Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Gain (Losses) in the Condensed Consolidated Statement of Operations Related to Derivative Contracts

The amount and location of the gains (losses) in the condensed consolidated statements of operations related to derivative contracts is as follows (in thousands):

Derivatives Not Designed As Hedging Instruments		Three Months Ended March 31,
	Line Items	2020	2019
Interest Rate Swap	Financial income (expense), net	$7	$(5)
Foreign Exchange Forward	Financial income (expense), net	—	211

Total		$7	$206

The amount and location of the gains (losses) in the consolidated statements of operations related to derivative contracts is as follows (in thousands):

Derivatives Not Designed As Hedging Instruments		Year Ended December 31,
	Line Items	2019	2018
Interest Rate Swap	Financial expense, net	$16	$(38)
Foreign Exchange Forward	Financial expense, net	361	155

Total		$377	$117

Schedule of Fair Value Derivative Contracts Reported in Condensed Consolidated Balance Sheet

The following table presents the fair value and the location of derivative contracts reported in the condensed consolidated balance sheets (in thousands):

Derivatives Not Designed As Hedging Instruments (1)	Line Items	As of March 31, 2020	As of December 31, 2019
Interest Rate Swap	Other long-term liabilities	$(73)	$(80)

Total		$(73)	$(80)

(1)	For the classification of inputs used to evaluate the fair value of our derivatives, refer to “Note 3”.

The following table presents the fair value and the location of, derivative contracts reported in the consolidated balance sheets (in thousands):

Derivatives Not Designed As Hedging Instruments (1)		As of December 31,
	Line Items	2019	2018
Interest Rate Swap	Other long-term liabilities	$(80)	$(97)
Foreign Exchange Forward	Other current liabilities	—	(18)
Foreign Exchange Forward	Other long-term liabilities	—	(9)
Foreign Exchange Forward	Other long-term assets	—	42
Foreign Exchange Forward	Other current assets	—	41

Total		$(80)	$(41)

(1)	For the classification of inputs used to evaluate the fair value of our derivatives, refer to “Note 3”.